Securities (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Securities
Securities

$ millions, as at	2026 Jul. 31	2025 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$102,019	$88,905
Securities measured at amortized cost (1)	60,969	65,471
Securities mandatorily measured and designated at FVTPL	140,682	128,859
Total securities	$303,670	$283,235
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2025: a realized gain of nil).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2026 Jul. 31					2025 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$18,688		$32	$(13)	$18,707	$15,531		$9	$(17)	$15,523
Other Canadian governments	14,151		105	(47)	14,209	16,484		50	(41)	16,493
United States (U.S.) Treasury and agencies	37,487		56	(32)	37,511	33,345		64	(58)	33,351
Other foreign governments	13,365		37	(16)	13,386	7,727		31	(2)	7,756
Mortgage-backed securities	3,625		14	(10)	3,629	3,716		5	(12)	3,709
Asset-backed securities	1,105		1	–	1,106	947		–	–	947
Corporate and other debt	12,117		23	(8)	12,132	10,092		17	(3)	10,106
	100,538		268	(126)	100,680	87,842		176	(133)	87,885
Corporate equity (2)	1,279		83	(23)	1,339	979		65	(24)	1,020
Total	$101,817		$351	$(149)	$102,019	$88,821		$241	$(157)	$88,905
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $20 million (October 31, 2025: $23 million).
(2)	Includes restricted stock.

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2026	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$20	$46	$72
	Provision for (reversal of) credit losses (2)	17	(21)	(5)	(9)
	Write-offs	–	–	(32)	(32)
	Foreign exchange and other	(1)	2	1	2
	Balance at end of period	$22	$1	$10	$33
	Comprises:
	Debt securities measured at FVOCI	$19	$1	$–	$20
	Debt securities measured at amortized cost	3	–	10	13
2026	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$6	$19	$47	$72
	Provision for (reversal of) credit losses (2)	–	1	(1)	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$20	$46	$72
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	46	49
2025	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$16	$11	$33
	Provision for (reversal of) credit losses (2)	(1)	4	26	29
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$6	$20	$37	$63
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	37	40

$ millions, as at or for the nine months ended
2026	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$20	$49	$75
	Provision for (reversal of) credit losses (2)	17	(20)	(7)	(10)
	Write-offs	–	–	(32)	(32)
	Foreign exchange and other	(1)	1	–	–
	Balance at end of period	$22	$1	$10	$33
2025	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$7	$17	$12	$36
	Provision for (reversal of) credit losses (2)	(2)	3	25	26
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$6	$20	$37	$63
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.